SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION (SAI)
                                       OF
                            EVERGREEN BALANCED FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

         On May 31, 2002, shareholders of each of Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Strategic Income Fund, Evergreen U.S. Government Fund, Evergreen Select Balanced Fund, Evergreen Core Equity Fund, Evergreen Equity Index Fund, Evergreen Select Small Cap Growth Fund, Evergreen Special Equity Fund, Evergreen Select Strategic Growth Fund, Evergreen Strategic Value Fund, Evergreen Core Bond Fund, Evergreen Fixed Income Fund,
Evergreen Intermediate Term Municipal Bond Fund, Evergreen International Bond Fund, Evergreen Limited Duration Fund, Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Premier 20 Fund, Evergreen Small Company Growth Fund, Evergreen Stock Selector Fund, Evergreen Tax Strategic Equity Fund, Evergreen Utility and Telecommunications Fund, Evergreen Balanced Fund,
Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Small Cap Value Fund, and Evergreen Precious Metals Fund approved a proposal to amend the fundamental investment restriction regarding lending.

         On June 4, 2002, shareholders of each of Evergreen Fixed Income Fund II, Evergreen Select High Yield Bond Fund, Evergreen Capital Growth Fund, Evergreen Omega Fund, Evergreen Health Care Fund, Evergreen Growth and Income Fund, and Evergreen Value Fund approved a proposal to amend the fundamental investment restriction regarding lending.

         The section entitled "Lending" under "INVESTMENT POLICIES" of each Fund's SAI Part 1 is revised as follows:

         Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Additionally, the section entitled "Further Explanation of Lending Policy" is revised to include the following closing paragraph:

         Each Fund will be able to lend cash to other Evergreen Funds (except SNAP Fund) in accordance with Evergreen's Interfund Lending Program and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program will be implemented after July 24, 2002.

         Shareholders of Evergreen Adjustable Rate Fund and Evergreen Technology Fund did not approve the proposal to amend the fundamental investment restriction regarding lending. Such fundamental investment restriction for these Funds will remain the same.

June 6, 2002                                                      561983 (6/02)